Stockholders' Deficit (Narrative) (Annual) (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended							12 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Share Based Compensation Equity Plan [Member]	Mar. 31, 2014 Share Based Compensation Equity Plan [Member]	Dec. 31, 2013 Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option One [Member] Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option Two [Member] Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option Three [Member] Share Based Compensation Equity Plan [Member]	Sep. 30, 2013 Stock Option Four [Member] Share Based Compensation Equity Plan [Member]	Oct. 08, 2013 Units [Member]	Aug. 08, 2013 Asset Purchase Agreement [Member]	Dec. 31, 2013 Asset Purchase Agreement [Member]	Mar. 31, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Mar. 31, 2014 Blank Check Preferred Stock [Member]	Dec. 31, 2013 Blank Check Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member]	May 31, 2013 Common Stock [Member]	Oct. 18, 2012 Common Stock [Member] Exchange Agreement [Member]	Jun. 21, 2013 Common Stock [Member] Private Placement [Member]	Apr. 18, 2013 Common Stock [Member] Private Placement [Member]	Sep. 30, 2013 Common Stock [Member] Consultant [Member]	Apr. 30, 2013 Common Stock [Member] Consultant [Member]	Dec. 31, 2013 Common Stock [Member] Offering [Member]	Dec. 31, 2013 Common Stock [Member] Notes Payable [Member]	Dec. 31, 2013 Common Stock [Member] Promissory Note [Member]	Aug. 31, 2013 Common Stock [Member] Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000											1,000,000	1,000,000	9,000,000	9,000,000
Preferred stock, par value per share	$ 0.001		$ 0.001	$ 0.001											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	12,513,466		11,801,257	8,442,500																	3,322,500
Common stock, shares outstanding	12,513,466		11,801,257	8,442,500																	3,322,500
Aggregate shares of common stock issued in exchange for existing shares of Grilled Cheese																					5,120,000
Preferred stock conversion rate															$ 0.50	$ 0.50
Issuance of common stock in exchange for services rendered, shares																							270,500	47,500	473,000
Shares issued, price per share													$ 1.00	$ 1.00					$ 1.00				$ 1.00	$ 1.00	$ 1.00		$ 0.50	$ 1.25	$ 1.00
Warrants issued to purchase common stock shares (in shares)																						64,500	287,500
Exercise price of warrants (in dollars per share)																						2.40	2.40
Warrant, exercisable term														3 years								5 years	5 years
Debt conversion, shares issued	100,000																			1,696,834							20,000
Debt conversion, principal converted	37,500																			512,500							100,000
Debt conversion, converted interest shares																											2,353
Debt conversion, interest converted																				52,545							1,176
Issuance of stock in satisfaction of accounts payable, shares	20,209																		56,571
Common stock issued for payment of accounts payable	19,985		56,571																56,571
Common stock issued in connection with asset purchase agreement, shares													500,000	500,000															500,000
Maximum amount of units authorized in offering												5,000,000
Price per Unit												$ 1.25
Stock issued, shares																										104,000		8,000
Stock issued, value																												40,000
Shares authorized in offering												4,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted, shares					1,000,000			250,000	250,000	250,000	250,000
Options granted, exercise price								$ 2.00	$ 3.00	$ 4.00	$ 5.00
Options granted, period								10 years	10 years	10 years	10 years
Number of shares reserved for issuance under the "2013 Plan"					4,000,000	4,000,000
Stock-based compensation expense	53,348		82,394
Unrecognized compensation costs related to non-vested options						$ 513,327	$ 566,675
Unrecognized compensation cost, recognition period						29 months	32 months